PROPERTY, PLANT AND EQUIPMENT (Narrative) (Details) - USD ($) $ in Millions	Jan. 02, 2022	Jan. 03, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Contractual purchase obligations outstanding	$ 159.4	$ 17.5